Liabilities with financial and similar institutions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities with financial and similar institutions
Payables with credit card network	R$ 6,801,035	R$ 5,228,314
Securities sold under agreements to repurchase	1,011,092	1,902,873
IFRS Time Deposits	1,647,866	732,528
Others liabilities with financial institutions	62,476	43,182
Total liabilities with financial institutions	R$ 9,522,469	R$ 7,906,897